Cover	Sep. 21, 2022
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 21, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-39830
Entity Registrant Name	PRESTO AUTOMATION INC.
Entity Central Index Key	0001822145
Entity Tax Identification Number	84-2968594
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	985 Industrial Road
Entity Address, City or Town	San Carlos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94070
City Area Code	(650)
Local Phone Number	817-9012
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001, per share
Entity Addresses [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001, per share
Trading Symbol	PRST
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of common stock
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock
Trading Symbol	PRSTW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Ventoux CCM Acquisition Corp.
Entity Address, Address Line Two	1 East Putman Avenue
Entity Address, Address Line Three	Floor 4
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830